Guarantees,Commitments,And Contingencies (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Companys purchase obligations of future period [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2022	$312,790
2023	4,144
2024	126
The Company has purchase obligations over the next three years as follows:

2022	$243,737
2023	2,904
2024	125